Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
March 31, 2024

Dates Covered
Collections Period	03/01/24 - 03/31/24
Interest Accrual Period	03/15/24 - 04/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/24	615,884,901.08	32,420
Yield Supplement Overcollateralization Amount 02/29/24	55,190,819.34	0
Receivables Balance 02/29/24	671,075,720.42	32,420
Principal Payments	25,306,056.38	914
Defaulted Receivables	795,384.10	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/24	52,376,540.88	0
Pool Balance at 03/31/24	592,597,739.06	31,475

Pool Statistics	$ Amount	# of Accounts
Pool Factor	57.75%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	7,467,285.73	297
Past Due 61-90 days	2,551,311.28	90
Past Due 91-120 days	558,948.58	22
Past Due 121+ days	0.00	0
Total	10,577,545.59	409

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	565,393.01
Aggregate Net Losses/(Gains) - March 2024	229,991.09
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.41%
Prior Net Losses/(Gains) Ratio	0.79%
Second Prior Net Losses/(Gains) Ratio	0.51%
Third Prior Net Losses/(Gains) Ratio	0.45%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	5,333,379.65
Actual Overcollateralization	5,333,379.65
Weighted Average Contract Rate	5.72%
Weighted Average Contract Rate, Yield Adjusted	10.28%
Weighted Average Remaining Term	49.89

Flow of Funds	$ Amount
Collections	28,878,389.26
Investment Earnings on Cash Accounts	26,635.35
Servicing Fee	(559,229.77)
Transfer to Collection Account	-
Available Funds	28,345,794.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,350,437.89
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	2,624,197.91
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,120,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,333,379.65
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,725,293.31

Total Distributions of Available Funds	28,345,794.84

Servicing Fee	559,229.77
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 03/15/24	610,341,936.97
Principal Paid	23,077,577.56
Note Balance @ 04/15/24	587,264,359.41

Class A-1
Note Balance @ 03/15/24	0.00
Principal Paid	0.00
Note Balance @ 04/15/24	0.00
Note Factor @ 04/15/24	0.0000000%

Class A-2a
Note Balance @ 03/15/24	131,491,690.75
Principal Paid	16,183,884.50
Note Balance @ 04/15/24	115,307,806.25
Note Factor @ 04/15/24	44.6514120%

Class A-2b
Note Balance @ 03/15/24	56,010,246.22
Principal Paid	6,893,693.06
Note Balance @ 04/15/24	49,116,553.16
Note Factor @ 04/15/24	44.6514120%

Class A-3
Note Balance @ 03/15/24	279,880,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	279,880,000.00
Note Factor @ 04/15/24	100.0000000%

Class A-4
Note Balance @ 03/15/24	97,610,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	97,610,000.00
Note Factor @ 04/15/24	100.0000000%

Class B
Note Balance @ 03/15/24	30,230,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	30,230,000.00
Note Factor @ 04/15/24	100.0000000%

Class C
Note Balance @ 03/15/24	15,120,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	15,120,000.00
Note Factor @ 04/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,542,923.97
Total Principal Paid	23,077,577.56
Total Paid	25,620,501.53

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	567,605.80
Principal Paid	16,183,884.50
Total Paid to A-2a Holders	16,751,490.30

Class A-2b
SOFR Rate	5.31864%
Coupon	5.74864%
Interest Paid	277,262.92
Principal Paid	6,893,693.06
Total Paid to A-2b Holders	7,170,955.98

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.5236684
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.9028290
Total Distribution Amount	25.4264974

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.1979779
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	62.6699369
Total A-2a Distribution Amount	64.8679148

A-2b Interest Distribution Amount	2.5205720
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	62.6699369
Total A-2b Distribution Amount	65.1905089

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	113.71
Noteholders' Third Priority Principal Distributable Amount	655.18
Noteholders' Principal Distributable Amount	231.11

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/24	5,038,175.22
Investment Earnings	22,442.58
Investment Earnings Paid	(22,442.58)
Deposit/(Withdrawal)	-
Balance as of 04/15/24	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,141,159.29	3,512,841.55	4,692,905.03
Number of Extensions	143	129	167
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.50%	0.65%